THE MAINSTAY GROUP OF FUNDS

Supplement dated October 7, 2014

to the following Prospectuses:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Target Date Funds and
MainStay Asset Allocation Funds, each dated February 28, 2014, as supplemented

MainStay Marketfield Fund and MainStay Marketfield Fund Class P Shares,

each dated May 1, 2014, as supplemented

MainStay Cushing® Funds, dated July 11, 2014, as supplemented

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Prospectus.

Effective October 6, 2014, each Prospectus is revised as follows:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds and MainStay Cushing® Funds

The first sentence of the fourth paragraph of the sub-section entitled “Who Runs the Funds’ Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the Funds’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors.

MainStay Marketfield Fund and MainStay Marketfield Fund Class P Shares

The first sentence of the fourth paragraph of the sub-section entitled “Who Runs the Fund’s Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the Fund’s Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Fund), the salaries and expenses of all personnel affiliated with the Fund, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Fund, including the fees paid to the Subadvisor.

MainStay Asset Allocation Funds and MainStay Target Date Funds

The second sentence of the third paragraph of the sub-section entitled “Who Runs the Funds’ Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the Funds’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board and all operational expenses that are not the responsibility of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated October 7, 2014

to the following Statements of Additional Information (“SAIs”):

MainStay Funds Trust and The MainStay Funds

Statement of Additional Information dated February 28, 2014, as supplemented

MainStay Funds Trust Statement of Additional Information

dated May 1, 2014, as supplemented for MainStay Marketfield Fund

MainStay Funds Trust Statement of Additional Information

dated July 11, 2014, as supplemented for MainStay Cushing® Funds

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Statement of Additional Information.

Effective October 6, 2014, the Board of Trustees has appointed Kevin M. Bopp, currently Assistant Secretary of the Funds, as the Chief Compliance Officer of the Funds, replacing J. Kevin Gao, the interim Chief Compliance Officer. Accordingly, the SAIs are revised as follows:

(1)	Mr. Bopp is hereby added as a member of the Valuation Committee and Valuation Subcommittee; and

(2)	The information in the “Officers (Who Are Not Board Members)” table under the section entitled “Board Members and Officers” is revised as follows

(a)	Remove “Interim Chief Compliance Officer” from Mr. Gao’s list of positions held.

(b)	Add the following information to the table:

NAME AND DATE OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Kevin M. Bopp 2/24/1969	Vice President and Chief Compliance Officer (since 2014)	Director and Associate General Counsel (2011 to present) and Vice President and Assistant General Counsel (2010 to 2011), New York Life Investment Management LLC; Assistant Secretary, MainStay VP Funds Trust (2010 to 2014), Private Advisors Alternative Strategies Fund, Private Advisors Alternative Strategies Master Fund and MainStay DefinedTerm Municipal Opportunities Fund (2011 to 2014); Associate, Dechert LLP (2006 to 2010)

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.